Deferred Drydocking Costs, net (Tables)	6 Months Ended
Jun. 30, 2026
Deferred Drydocking Costs, net [Abstract]
Deferred Drydocking Costs, net
The movement in “Deferred drydocking costs, net”, between the periods presented in the accompanying unaudited interim consolidated balance sheet as of June 30, 2026 and the accompanying consolidated balance sheet as of December 31, 2025 is analyzed as follows:

Deferred drydocking costs, net
Balance, January 1, 2026	$1,409
Additions	2,718
Amortization / write-off	(499)
Balance, June 30, 2026	$3,628